UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	Vice President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    August 12, 2008


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		66

Form 13F Information Table Value Total:		139,933



List of Other Included Managers:

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
				 		Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip	 	(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	None
Alerus Finl Corp 	COM	01446u-10-3	284	9512	SH	Sole				9512
Alico Inc		COM	016230-10-4	410	11816	SH	Sole				11816
Alleghany Corp		COM	017175-10-0	3293	9918	SH	Sole				9918
Allergan		COM	018490-10-2	625	12000	SH	Sole				12000
Allstate Corp		COM	020002-10-1	334	7324	SH	Sole				7324
Anheuser Busch Inc	COM	035229-10-3	3892	62658	SH	Sole				62658
AT&T Inc		COM	00206R-10-2	395	11735	SH	Sole				11735
ADP Inc			COM	053015-10-3	1618	38622	SH	Sole				38622
Bank Of Amer Co		COM	060505-10-4	1575	65992	SH	Sole				65992
BCSB Bancrp Inc		COM	055367-10-6	107	10000	SH	Sole				10000
Beckman Coulter		COM	075811-10-9	283	4184	SH	Sole				4184
Berkshire Hathaway Cl A	COM	084670-10-8	725	6	SH	Sole				6
Berkshire Hathaway Cl B	COM	084670-20-7	12614	3144	SH	Sole				3144
BP Amoco P L C Spon Adr	COM	055622-10-4	203	2921	SH	Sole				2921
Broadridge Fincl Sltns	COM	11133t-10-3	202	9615	SH	Sole				9615
Chevrontexaco Corp Com	COM	166764-10-0	223	2246	SH	Sole				2246
Citadel Broadcasting Co	COM	17285T-10-6	14	11322	SH	Sole				11322
Citigroup Inc		COM	172967-10-1	412	24606	SH	Sole				24606
Costco Wholesale Corp	COM	22160k-10-5	201	2862	SH	Sole				2862
Covidien		COM	G2552X-10-8	2589	54057	SH	Sole				54057
Dell Computer Corp Com	COM	24702r-10-1	4804	219574	SH	Sole				219574
Dover Corp Com		COM	260003-10-8	3201	66169	SH	Sole				66169
Dover Motorsports Inc	COM	260174-10-7	516	101398	SH	Sole				101398
Exxon Mobil Corp	COM	30231g-10-2	3530	40051	SH	Sole				40051
Farmer Bros Corp	COM	307675-10-8	1792	84751	SH	Sole				84751
First Natl Bk Alaska Co	COM	32112J-10-6	1637	885	SH	Sole				885
General Electric Corp	COM	369604-10-3	673	25228	SH	Sole				25228
Genuine Parts Co Com	COM	372460-10-5	2939	74072	SH	Sole				74072
Gladstone Capital Corp 	COM	376535-10-0	2601	170682	SH	Sole				170682
Glaxo Holdings Plc	COM	37733w-10-5	2153	48693	SH	Sole				48693
Hasbro Inc Com		COM	418056-10-7	5593	156581	SH	Sole				156581
Home Depot Inc Com	COM	437076-10-2	3502	149533	SH	Sole				149533
IBM Corp		COM	459200-10-1	273	2302	SH	Sole				2302
Interntal Speedway Cl A	COM	460335-20-1	3069	78638	SH	Sole				78638
IShares Tr MSCI EafeIdx	COM	464287-46-5	242	3521	SH	Sole				3521
Johnson & Johnson	COM	478160-10-4	3673	57090	SH	Sole				57090
Legg Mason Inc Com	COM	524901-10-5	2779	63776	SH	Sole				63776
Leucadia National Corp	COM	527288-10-4	5520	117599	SH	Sole				117599
Markel Corp Com		COM	570535-10-4	8659	23594	SH	Sole				23594
Marsh & McLennan Cos 	COM	571748-10-2	3314	124803	SH	Sole				124803
McClatchy Co Cl A	COM	579489-10-5	308	45385	SH	Sole				45385
Mohawk Inds Inc Com	COM	608190-10-4	625	9750	SH	Sole				9750
Nestle Sa-Adr Repstg	COM	641069-40-6	844	7465	SH	Sole				7465
Norfolk Southern Corp	COM	655844-10-8	4869	77690	SH	Sole				77690
Paychex Inc		COM	704326-10-7	420	13438	SH	Sole				13438
Pepsico Inc		COM	713448-10-8	224	3521	SH	Sole				3521
Plum Creek Timber Dep	COM	729251-10-8	2056	48142	SH	Sole				48142
Procter & Gamble Co	COM	742718-10-9	263	4323	SH	Sole				4323
Progressive Corp Ohio 	COM	743315-10-3	3649	194909	SH	Sole				194909
Provident Finl Svcs Inc	COM	74386T-10-5	248	17700	SH	Sole				17700
Royal Dutch Shell Cl A	COM	780257-80-4	1144	14000	SH	Sole				14000
Royce Value Trust Inc	COM	780910-10-5	484	30866	SH	Sole				30866
Sandy Spring Bancorp Co	COM	800363-10-3	2642	159346	SH	Sole				159346
SPDR Tr Unit Ser 1	COM	78462f-10-3	533	4167	SH	Sole				4167
St Joe Corporation	COM	790148-10-0	4134	120451	SH	Sole				120451
Tyco Electronics	COM	G9144P-10-5	1661	46367	SH	Sole				46367
Tyco Intl Ltd New Com	COM	902124-10-6	2351	58706	SH	Sole				58706
UST Inc.		COM	902911-10-6	342	6260	SH	Sole				6260
V F Corp Com		COM	918204-10-8	3634	51047	SH	Sole				51047
Verizon Communications 	COM	92343v-10-4	303	8548	SH	Sole				8548
Wal Mart Stores Inc Com	COM	931142-10-3	6861	122076	SH	Sole				122076
Walt Disney Holding Co	COM	254687-10-6	4728	151551	SH	Sole				151551
Washington Post Co Cl B	COM	939640-10-8	3880	6611	SH	Sole				6611
Washington Rl Est Inv TrCOM	939653-10-1	205	6838	SH	Sole				6838
Wells Fargo & Co (new)	COM	949746-10-1	2581	108684	SH	Sole				108684
Wyeth			COM	983024-10-0	475	9900	SH	Sole				9900

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